Investments - Summary of Investments in Associates and Joint Ventures (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	$ 3,795
Investments	28
Restructuring, capital decrease and others	4
Results in equity- accounted investments	244
CTA	(213)
OCI	(178)
Dividends	(493)
Ending balance	3,187
Other joint ventures [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	104
Investments	20
Restructuring, capital decrease and others	1
Results in equity- accounted investments	(1)
CTA	(18)
OCI	1
Dividends	(11)
Ending balance	96
Joint ventures [member] | Petrobras Oil & Gas B.V.-PO&G [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	1,410
Results in equity- accounted investments	5
Dividends	(254)
Ending balance	1,161
Joint ventures [member] | State-controlled natural gas distributors [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	345
Results in equity- accounted investments	40
CTA	(51)
Dividends	(41)
Ending balance	293
Joint ventures [member] | Compania Mega SA [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	49
Results in equity- accounted investments	(13)
CTA	41
Ending balance	77
Joint ventures [member] | Petrochemical Joint Ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	29
Restructuring, capital decrease and others	(1)
Results in equity- accounted investments	9
CTA	(6)
Dividends	(6)
Ending balance	25
Associates [member] | Petrochemical Joint Ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	1,461
Results in equity- accounted investments	173
CTA	(123)
OCI	(179)
Dividends	(151)
Ending balance	1,181
Associates [member] | Nova Fronteira Bionergia [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	331
Results in equity- accounted investments	27
CTA	(47)
Dividends	(30)
Ending balance	281
Associates [member] | Other Associates [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	48
Investments	8
Restructuring, capital decrease and others	4
Results in equity- accounted investments	4
CTA	(8)
Ending balance	56
Associates [member] | Other investees [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Beginning balance	18
CTA	(1)
Ending balance	$ 17